Earnings per share - Weighted average number of ordinary share (Details) - shares		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Beginning of period (in shares)	201,783,532	201,783,532	201,677,981	201,677,981
Issuance of shares (in shares)		0	0	0
Purchase of treasury shares (in shares)		0	0	0
Withdrawal of treasury shares (in shares)		0	0	0
Transfer of treasury shares (in shares)		450,465	105,551	0
End of period (in shares)		202,233,997	201,783,532	201,677,981	201,677,981
Weighted number of shares
Weighted average number of ordinary shares (in shares)	201,783,532	201,901,743	201,747,963	201,677,981	201,677,981
Issuance of shares (in shares)		0	0	0
Weighted Average Number Of Ordinary Shares Purchased		0	0	0
Withdrawal of treasury shares (in shares)		0	0	0
Transfer of treasury shares (in shares)		118,211	69,982	0
Shares issued
Earnings per share [line items]
Beginning of period (in shares)	220,024,713	220,024,713	220,024,713	220,024,713
Issuance of shares (in shares)		0	0	0
Purchase of treasury shares (in shares)		0	0	0
Withdrawal of treasury shares (in shares)		0	0	0
Transfer of treasury shares (in shares)		0	0	0
End of period (in shares)		220,024,713	220,024,713	220,024,713	220,024,713
Treasury shares
Earnings per share [line items]
Beginning of period (in shares)	18,241,181	18,241,181	18,346,732	18,346,732
Issuance of shares (in shares)		0	0	0
Purchase of treasury shares (in shares)		0	0	0
Withdrawal of treasury shares (in shares)		0	0	0
Transfer of treasury shares (in shares)		(450,465)	(105,551)	0
End of period (in shares)		17,790,716	18,241,181	18,346,732	18,346,732